Mineral properties, plant and equipment and exploration and evaluation assets (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2017	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Depreciation, property, plant and equipment		$ 9.6
Stripping costs to depletable mineral interests deferred			$ 45.5	$ 64.6
Depletion of stripping costs			$ 10.7	12.3
VAT receivable reclassified to depletable mineral property interests				$ 2.6
Royalty payable percentage	5.00%